Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 3,571,632	$ 7,453,523
Expected credit losses	(24,324)	(53,241)
Net accounts receivable	$ 3,547,308	$ 7,400,282